Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net:
Indefinite lived intangible assets	$ 37
Intangible assets excluding goodwill	5,908	$ 5,867
Accumulated amortization	(3,232)	(3,068)
Impairment	(1,432)	(1,432)
Exchange difference	(1)
Intangible assets, net	1,243	1,367
Trademark
Intangible assets, net:
Finite-Lived Intangible Assets, Gross	1,550	1,550
Service Contract
Intangible assets, net:
Finite-Lived Intangible Assets, Gross	2,786	2,786
Computer Software
Intangible assets, net:
Finite-Lived Intangible Assets, Gross	125	121
Customers relationship
Intangible assets, net:
Finite-Lived Intangible Assets, Gross	$ 1,410	$ 1,410